Common Stock Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock Subject to Possible Redemption [Abstract]
Schedule of Common Stock Subject to Possible Redemption	The following is a reconciliation of the Company’s common stock subject to possible redemption as of September 30, 2024:
Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$69,000,000
Less: Proceeds allocated to public warrants and rights	(1,236,527)
Offering costs allocated to common stock subject to possible redemption	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	9,449,634
Balance, December 31, 2023	$36,426,253
Less: Redemption of common stock in connection with Trust extension	(17,045,763)
Plus: Accretion on common stock subject to possible redemption	1,288,019
Balance, September 30, 2024	$20,668,509
The following is a reconciliation of the Company’s common stock subject to possible redemption as of December 31, 2023:
Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering	$69,000,000
Less: Proceeds allocated to public warrants and rights	(1,236,527)
Offering costs allocated to common stock subject to possible redemption	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	9,449,634
Balance, December 31, 2023	$36,426,253